Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

October 4, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”)
File Nos. 333-201530 and 811-23024
Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series is Post-Effective Amendment No. 50 and Amendment No. 52 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares of the Pacer CSOP FTSE China A50 ETF as a new series of the Trust for the purpose of reorganizing the CSOP FTSE China A50 ETF, as series of the CSOP ETF Trust, into the Pacer Funds Trust.

If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust